Risk management (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (5,258)	$ (4,783)	$ (5,342)
Recognized In Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(5,002)	(4,704)	(5,034)
Commodity Derivatives [Member] | Crude Oil [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			(502)
Commodity Derivatives [Member] | Other Commodity Derivative Transactions [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(256)	(79)	194
Commodity Derivatives [Member] | Recognized In Other Income And Expenses [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(256)	(79)	(308)
Currency Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(81)	(78)	(278)
Currency Derivatives [Member] | Swap Pounds Sterling [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(297)	(85)	11
Currency Derivatives [Member] | N D F Euro [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income			(23)
Currency Derivatives [Member] | N D F Pounds Sterling [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income		9	20
Currency Derivatives [Member] | Swap C D I X Dollar [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	211	(3)	(284)
Interest Rate Derivatives [Member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(50)	(41)	(36)
Interest Rate Derivatives [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	5	1	(2)
Interest Rate Derivatives [Member] | Swap C D I [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	(50)	(41)	(36)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	10,094	636	(16,740)
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Gains/ (losses) recognized in the statement of income	$ (4,871)	$ (4,585)	$ (4,720)